Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net income from continuing operations	$ 165,801	$ 218,046
Net Loss from discontinued operations (Note 3)	0	(27,547)
Net income:	165,801	190,499
Other comprehensive income / (loss):
Unrealized income / (loss) on cash flow hedges, net (Notes 18 and 20)	1,597	(12,032)
Reclassification of amount excluded from the interest rate caps assessment of effectiveness based on an amortization approach to Interest and finance costs (Notes 16, 18 and 20)	2,012	2,029
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Notes 18 and 20)	31	31
Other comprehensive income / (loss) for the period	3,640	(9,972)
Other comprehensive (income) / loss attributable to the non-controlling interest (Note 20)	(34)	102
Other comprehensive income / (loss) attributable to Costamare Inc.	3,606	(9,870)
Total comprehensive income for the period	169,441	180,527
Total comprehensive income attributable to the non-controlling interest	(2,786)	(1,575)
Total comprehensive income for the period attributable to Costamare Inc.	$ 166,655	$ 178,952